Intangible Assets (Details) - Schedule of amortization expense of intangible assets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Schedule of amortization expense of intangible assets [Abstract]
Remainder of 2022	$ 16,951
2023	22,219	$ 2,648
2024	22,087	2,221
2025	22,087	2,072
2026	22,087	2,061
Thereafter	105,226	$ 12,580
Total	$ 210,657